Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2015	Oct. 31, 2015	Mar. 31, 2015
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	NUAN
Entity Registrant Name	Nuance Communications, Inc.
Entity Central Index Key	0001002517
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		309,631,702
Entity Public Float			$ 2,800,000,000